OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER NON-CURRENT LIABILITIES

Other non-current liabilities as of June 30, 2025 and 2026 were as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Long-term other payables (a)	16,142	—	—

Note:

(a)	Long-term other payables consist of the payments for the lease of lighting equipment and the payment for the bank deposit. On July 31, 2024, the Company borrowed JPY162,000 thousand from Resona Bank, generating a margin payable of JPY18,945 thousand, which is scheduled to be repaid over a 15-year term. The balance was early repaid as of June 30, 2026.